UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: December 31, 2011

             Check here if Amendment [X]; Amendment Number: 1
            This Amendment (Check only one.): [ ] is a restatement.
                         [X] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  Anne K. Hill
                            Title: Assistant General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

     /s/ Anne K. Hill                Dallas, TX                May 15, 2012
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 73
                      Form 13F Information Table Value Total: $7,307,032
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------------------
                                   TITLE OF              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ---------- -------- ------
AEROPOSTALE                    COM            007865108  104,506   6,852,869 SH          SOLE              6,852,869        0      0
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                 COM            023135106   79,012     456,452 SH          SOLE                456,452        0      0
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                     ORD            G02602103  182,843   6,408,781 SH          SOLE              6,408,781        0      0
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR  03524A108   36,910     605,178 SH          SOLE                605,178        0      0
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC               CL A           037604105  257,744   4,784,562 SH          SOLE              4,784,562        0      0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                      COM            037833100  279,463     690,033 SH          SOLE                690,033        0      0
------------------------------------------------------------------------------------------------------------------------------------
AVAGO TECHNOLOGIES LTD         SHS            Y0486S104  198,362   6,873,243 SH          SOLE              6,873,243        0      0
------------------------------------------------------------------------------------------------------------------------------------
AVERY DENNISON CORP            COM            053611109  147,439   5,140,821 SH          SOLE              5,140,821        0      0
------------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER CHILE NEW      SP ADR REP COM 05965X109   48,070     635,000 SH          SOLE                635,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
BANKRATE INC DEL               COM            06647F102   12,916     600,764 SH          SOLE                600,764        0      0
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                    COM NEW        096227301    7,982   3,704,101 SH          SOLE              3,704,101        0      0
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP          COM            14040H105   50,270   1,188,698 SH          SOLE              1,188,698        0      0
------------------------------------------------------------------------------------------------------------------------------------
CARDIOVASCULAR SYS INC DEL     COM            141619106      600      60,947 SH          SOLE                 60,947        0      0
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP                COM            14170T101  198,825   7,824,682 SH          SOLE              7,824,682        0      0
------------------------------------------------------------------------------------------------------------------------------------
CARIBOU COFFEE INC             COM            142042209    2,295     164,503 SH          SOLE                164,503        0      0
------------------------------------------------------------------------------------------------------------------------------------
CHINA LODGING GROUP LTD        SPONSORED ADR  16949N109   22,979   1,618,212 SH          SOLE              1,618,212        0      0
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORPORATION              COM            125509109  270,881   6,449,543 SH          SOLE              6,449,543        0      0
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                  COM NEW        172967424  201,779   7,669,304 SH          SOLE              7,669,304        0      0
------------------------------------------------------------------------------------------------------------------------------------
                               UNIT
CITIGROUP INC                  99/99/9999     172967416    4,455      55,000 SH          SOLE                 55,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO   CL A           192446102   52,235     812,232 SH          SOLE                812,232        0      0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW               CL A           20030N101  118,946   5,016,692 SH          SOLE              5,016,692        0      0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW               CL A SPL       20030N200  106,095   4,503,187 SH          SOLE              4,503,187        0      0
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD   20441W203   20,634     571,743 SH          SOLE                571,743        0      0
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                    COM            219350105  280,831  21,635,652 SH          SOLE             21,635,652        0      0
------------------------------------------------------------------------------------------------------------------------------------
CREDICORP LTD                  COM            G2519Y108   63,139     576,769 SH          SOLE                576,769        0      0
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION       COM            126650100  115,365   2,828,970 SH          SOLE              2,828,970        0      0
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP NEW            COM            256677105  113,418   2,756,879 SH          SOLE              2,756,879        0      0
------------------------------------------------------------------------------------------------------------------------------------
ENDO PHARMACEUTICALS HLDGS I   COM            29264F205  102,143   2,958,102 SH          SOLE              2,958,102        0      0
------------------------------------------------------------------------------------------------------------------------------------
ETFS PLATINUM TR               SH BEN INT     26922V101   20,154     146,231 SH          SOLE                146,231        0      0
------------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                COM            336433107  101,595   3,009,324 SH          SOLE              3,009,324        0      0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                     CL A           38259P508  144,682     224,000 SH          SOLE                224,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
GROUPON INC                    COM CL A       399473107  117,550   6,331,120 SH          SOLE              6,331,120        0      0
------------------------------------------------------------------------------------------------------------------------------------
HCA HOLDINGS INC               COM            40412C101   54,952   2,494,422 SH          SOLE              2,494,422        0      0
------------------------------------------------------------------------------------------------------------------------------------
HOME INNS & HOTELS MGMT INC    SPON ADR       43713W107   84,655   3,281,217 SH          SOLE              3,281,217        0      0
------------------------------------------------------------------------------------------------------------------------------------
HSN INC                        COM            404303109   24,731     682,047 SH          SOLE                682,047        0      0
------------------------------------------------------------------------------------------------------------------------------------
ICAD INC                       COM            44934S107      125     242,553 SH          SOLE                242,553        0      0
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------------------
                                   TITLE OF              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ---------- -------- ------
IRONWOOD PHARMACEUTICALS INC   COM CL A       46333X108   25,157   2,101,695 SH          SOLE              2,101,695        0      0
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO            COM            46625H100  278,448   8,374,388 SH          SOLE              8,374,388        0      0
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP           COM            517834107   61,421   1,437,410 SH          SOLE              1,437,410        0      0
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY GROUP LTD   ORD            G5876H105  276,725  19,980,165 SH          SOLE             19,980,165        0      0
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                  COM            58155Q103  195,287   2,506,570 SH          SOLE              2,506,570        0      0
------------------------------------------------------------------------------------------------------------------------------------
MEDLEY CAP CORP                COM            58503F106    8,726     839,077 SH          SOLE                839,077        0      0
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                     COM            64110D104  252,944   6,973,924 SH          SOLE              6,973,924        0      0
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                      CL A           65248E104  166,116   9,311,440 SH          SOLE              9,311,440        0      0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                    COM            68389X105   70,756   2,758,526 SH          SOLE              2,758,526        0      0
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW              COM            690742101  111,269   3,874,270 SH          SOLE              3,874,270        0      0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BIOSCIENCES CALIF IN   COM            69404D108    9,921   3,543,333 SH          SOLE              3,543,333        0      0
------------------------------------------------------------------------------------------------------------------------------------
PAR PHARMACEUTICAL COS INC     COM            69888P106   21,372     652,980 SH          SOLE                652,980        0      0
------------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                 COM            708160106   69,343   1,972,781 SH          SOLE              1,972,781        0      0
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                     COM            717081103  196,852   9,096,688 SH          SOLE              9,096,688        0      0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO          COM            743315103  170,747   8,751,750 SH          SOLE              8,751,750        0      0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                   COM            747525103  140,969   2,577,127 SH          SOLE              2,577,127        0      0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N 780097770    3,412     304,603 SH          SOLE                304,603        0      0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M  780097796    8,761     769,225 SH          SOLE                769,225        0      0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S  780097739   16,248   1,407,947 SH          SOLE              1,407,947        0      0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q 780097754   18,571   1,534,814 SH          SOLE              1,534,814        0      0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T  780097713   16,035   1,255,670 SH          SOLE              1,255,670        0      0
------------------------------------------------------------------------------------------------------------------------------------
SANDERSON FARMS INC            COM            800013104   16,597     331,088 SH          SOLE                331,088        0      0
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                  COM            803111103  214,345  11,329,021 SH          SOLE             11,329,021        0      0
------------------------------------------------------------------------------------------------------------------------------------
SIGNET JEWELERS LIMITED        SHS            G81276100   18,940     430,835 SH          SOLE                430,835        0      0
------------------------------------------------------------------------------------------------------------------------------------
SIRONA DENTAL SYSTEMS INC      COM            82966C103   79,956   1,815,539 SH          SOLE              1,815,539        0      0
------------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS ENTMT CORP NEW       COM            83001A102   26,052     631,715 SH          SOLE                631,715        0      0
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                       COM            78442P106  173,200  12,925,401 SH          SOLE             12,925,401        0      0
------------------------------------------------------------------------------------------------------------------------------------
TERADATA CORP DEL              COM            88076W103  102,787   2,118,885 SH          SOLE              2,118,885        0      0
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC            COM            893641100   55,609     581,199 SH          SOLE                581,199        0      0
------------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LIMITED            SPON ADR       89628E104   44,684   6,689,178 SH          SOLE              6,689,178        0      0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD         SHS            H89128104  281,454   6,025,568 SH          SOLE              6,025,568        0      0
------------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC           COM            917047102  203,974   7,401,082 SH          SOLE              7,401,082        0      0
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                 COM NEW        902973304   51,525   1,904,820 SH          SOLE              1,904,820        0      0
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW           COM            949746101  113,665   4,124,267 SH          SOLE              4,124,267        0      0
------------------------------------------------------------------------------------------------------------------------------------
WET SEAL INC                   CL A           961840105    6,781   2,079,996 SH          SOLE              2,079,996        0      0
------------------------------------------------------------------------------------------------------------------------------------
YINGLI GREEN ENERGY HLDG CO    ADR            98584B103   24,491   6,445,119 SH          SOLE              6,445,119        0      0
------------------------------------------------------------------------------------------------------------------------------------
YOUKU COM INC                  SPONSORED ADR  98742U100  145,311   9,273,198 SH          SOLE              9,273,198        0      0
------------------------------------------------------------------------------------------------------------------------------------